Horizon Multi-Factor U.S. Equity Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.2%
General Dynamics Corp.	14,305	$4,642,974
L3Harris Technologies, Inc.	8,476	2,353,107
Lockheed Martin Corp.	5,578	2,541,504
Northrop Grumman Corp.	3,549	2,094,052
RTX Corp.	24,093	3,821,150
		15,452,787

Automobiles - 0.8%
General Motors Co.	29,406	1,722,897
Tesla, Inc. (a)	10,779	3,598,785
		5,321,682

Banks - 0.9%
M&T Bank Corp.	5,709	1,151,277
PNC Financial Services Group, Inc.	8,963	1,859,285
US Bancorp	31,426	1,534,531
Wells Fargo & Co.	21,611	1,775,992
		6,321,085

Beverages - 1.4%
Coca-Cola Co.	49,593	3,421,421
Keurig Dr Pepper, Inc.	50,197	1,460,231
Monster Beverage Corp. (a)	49,268	3,074,816
PepsiCo, Inc.	12,606	1,873,882
		9,830,350

Biotechnology - 1.7%
Amgen, Inc.	9,240	2,658,441
Biogen, Inc. (a)	11,956	1,580,822
Gilead Sciences, Inc.	64,472	7,283,402
		11,522,665

Building Products - 1.3%
Allegion PLC	9,910	1,682,718
Johnson Controls International PLC	34,639	3,702,563
Trane Technologies PLC	8,496	3,530,937
		8,916,218

Capital Markets - 4.2%
Blackrock, Inc.	2,944	3,318,300
CBOE Global Markets, Inc.	8,099	1,910,959
Charles Schwab Corp.	77,305	7,408,911
CME Group, Inc.	14,481	3,859,331
Intercontinental Exchange, Inc.	23,736	4,191,778
MarketAxess Holdings, Inc.	5,707	1,049,175
Nasdaq, Inc.	34,039	3,224,855
S&P Global, Inc.	7,436	4,078,200
		29,041,509

Chemicals - 1.5%
CF Industries Holdings, Inc.	16,794	1,454,864
Corteva, Inc.	27,168	2,015,594
Ecolab, Inc.	11,074	3,067,941
Linde PLC	6,055	2,896,046
Mosaic Co.	32,459	1,084,131
		10,518,576

Commercial Services & Supplies - 0.8%
Republic Services, Inc.	16,077	3,761,536
Veralto Corp.	16,952	1,800,133
		5,561,669

Communications Equipment - 2.0%
Cisco Systems, Inc.	139,538	9,640,681
F5, Inc. (a)	5,530	1,731,664
Motorola Solutions, Inc.	4,800	2,267,808
		13,640,153

Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	10,592	9,991,645
Dollar General Corp.	14,341	1,559,727
Walmart, Inc.	53,711	5,208,893
		16,760,265

Containers & Packaging - 0.2%
Packaging Corp. of America	7,309	1,593,070

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	327,511	9,592,797

Electric Utilities - 1.3%
Constellation Energy Corp.	4,467	1,375,747
Duke Energy Corp.	22,419	2,746,103
Evergy, Inc.	16,072	1,145,291
Exelon Corp.	56,020	2,446,954
NRG Energy, Inc.	9,629	1,401,597
		9,115,692

Electrical Equipment - 0.3%
AMETEK, Inc.	11,179	2,065,879

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. - Class A	40,129	4,368,443
TE Connectivity PLC	9,683	1,999,540
Teledyne Technologies, Inc. (a)	3,350	1,802,869
Zebra Technologies Corp. - Class A (a)	5,225	1,656,795
		9,827,647

Entertainment - 3.8%
Netflix, Inc. (a)	14,028	16,949,331
Walt Disney Co.	75,295	8,913,422
		25,862,753

Financial Services - 8.0%
Berkshire Hathaway, Inc. - Class B (a)	65,788	33,090,048
MasterCard, Inc. - Class A	36,332	21,628,076
		54,718,124

Food Products - 0.3%
Hormel Foods Corp.	37,132	944,638
Tyson Foods, Inc., Class A - Class A	21,263	1,207,313
		2,151,951

Ground Transportation - 2.0%
CSX Corp.	70,972	2,307,300
Uber Technologies, Inc. (a)	83,156	7,795,875
Union Pacific Corp.	16,156	3,611,997
		13,715,172

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	54,633	7,247,614
Boston Scientific Corp. (a)	58,519	6,173,754
Insulet Corp. (a)	5,065	1,721,492
Intuitive Surgical, Inc. (a)	10,645	5,038,225
STERIS PLC	8,192	2,007,532
		22,188,617

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	15,952	2,373,339
Cencora, Inc.	8,235	2,401,408
Cigna Group	12,114	3,644,739
HCA Healthcare, Inc.	7,766	3,137,153
Quest Diagnostics, Inc.	7,742	1,406,257
Universal Health Services, Inc. - Class B	7,982	1,449,372
		14,412,268

Hotels, Restaurants & Leisure - 3.0%
Booking Holdings, Inc.	1,307	7,317,958
Darden Restaurants, Inc.	7,949	1,644,966
DoorDash, Inc. - Class A (a)	11,411	2,798,548
Expedia Group, Inc.	6,586	1,414,673
McDonald's Corp.	13,884	4,353,190
Royal Caribbean Cruises Ltd.	4,983	1,809,925
Yum! Brands, Inc.	8,789	1,291,719
		20,630,979

Household Durables - 0.5%
NVR, Inc. (a)	180	1,461,177
PulteGroup, Inc.	15,256	2,014,097
		3,475,274

Household Products - 0.4%
Colgate-Palmolive Co.	13,441	1,129,985
Kimberly-Clark Corp.	12,472	1,610,634
		2,740,619

Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp.	17,633	3,334,577

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	14,279	3,134,240

Insurance - 3.7%
Allstate Corp.	15,424	3,138,013
Chubb Ltd.	20,061	5,518,179
Globe Life, Inc.	11,443	1,601,448
Hartford Insurance Group, Inc.	19,856	2,627,147
Progressive Corp.	27,444	6,780,314
Travelers Cos., Inc.	12,674	3,441,118
WR Berkley Corp.	29,485	2,113,780
		25,219,999

Interactive Media & Services - 5.2%
Meta Platforms, Inc. - Class A	48,721	35,990,203

IT Services - 0.9%
Cognizant Technology Solutions Corp., - Class A	32,679	2,361,058
GoDaddy, Inc. - Class A (a)	9,123	1,353,032
VeriSign, Inc.	8,080	2,208,829
		5,922,919

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	9,694	1,218,148

Machinery - 1.1%
Parker-Hannifin Corp.	2,485	1,886,985
Pentair PLC	14,081	1,514,130
Snap-on, Inc.	3,279	1,066,462
Wabtec Corp.	9,776	1,891,656
Xylem, Inc.	10,845	1,535,218
		7,894,451

Media - 0.8%
Comcast Corp. - Class A	114,915	3,903,663
Fox Corp. - Class A	31,030	1,852,491
		5,756,154

Metals & Mining - 1.0%
Freeport-McMoRan, Inc.	40,602	1,802,729
Newmont Goldcorp Corp.	64,436	4,794,038
		6,596,767

Multi-Utilities - 0.8%
Consolidated Edison, Inc.	23,387	2,297,305
DTE Energy Co.	10,848	1,482,379
NiSource, Inc.	40,860	1,727,152
		5,506,836

Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	22,401	2,217,027
Devon Energy Corp.	36,275	1,309,527
EOG Resources, Inc.	11,984	1,495,843
EQT Corp.	33,250	1,723,680
Expand Energy Corp.	12,524	1,212,073
Exxon Mobil Corp.	29,878	3,414,757
		11,372,907

Passenger Airlines - 0.2%
United Airlines Holdings, Inc. (a)	14,371	1,508,955

Personal Care Products - 0.2%
Kenvue, Inc.	70,452	1,459,061

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	61,909	2,920,866
Johnson & Johnson	59,357	10,516,280
Merck & Co., Inc.	98,947	8,323,422
Pfizer, Inc.	243,209	6,021,855
		27,782,423

Professional Services - 0.6%
Broadridge Financial Solutions, Inc.	8,513	2,176,093
Verisk Analytics, Inc.	7,697	2,063,720
		4,239,813

Real Estate - 2.7%
American Tower Corp.	12,057	2,457,819
Camden Property Trust	9,305	1,041,974
Equinix, Inc.	2,408	1,893,146
Equity Residential	16,431	1,086,418
Extra Space Storage, Inc.	12,913	1,854,049
Invitation Homes, Inc.	39,455	1,234,547
Kimco Realty Corp.	64,555	1,451,842
Public Storage	5,336	1,571,932
Regency Centers Corp.	14,365	1,041,462
VICI Properties, Inc.	33,857	1,143,689
Welltower, Inc.	21,717	3,654,537
		18,431,415

Real Estate Management & Development - 0.3%
CBRE Group, Inc. - Class A (a)	11,028	1,787,859

Semiconductors & Semiconductor Equipment - 13.0%
Applied Materials, Inc.	25,282	4,064,334
Broadcom, Inc.	111,695	33,216,976
KLA Corp.	3,039	2,650,008
Lam Research Corp.	41,089	4,115,063
NVIDIA Corp.	231,064	40,246,728
QUALCOMM, Inc.	31,353	5,039,368
		89,332,477

Software - 9.7%
Adobe, Inc. (a)	8,831	3,150,018
Autodesk, Inc. (a)	10,048	3,162,105
Intuit, Inc.	11,878	7,922,626
Microsoft Corp.	70,715	35,830,583
Palantir Technologies, Inc. - Class A (a)	86,718	13,589,578
Salesforce, Inc.	11,047	2,830,794
		66,485,704

Specialty Retail - 3.0%
AutoZone, Inc. (a)	853	3,581,346
Home Depot, Inc.	18,810	7,651,344
O'Reilly Automotive, Inc. (a)	22,890	2,373,235
TJX Cos., Inc.	40,132	5,482,432
Ulta Beauty, Inc. (a)	3,156	1,555,056
		20,643,413

Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp., Class A	5,903	1,752,778

Tobacco - 1.9%
Altria Group, Inc.	39,629	2,663,465
Philip Morris International, Inc.	61,843	10,335,821
		12,999,286

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	1,754	1,777,679
TOTAL COMMON STOCKS (Cost $604,959,846)		685,125,865

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 4.22% (b)	1,785,528	1,785,528
TOTAL MONEY MARKET FUNDS (Cost $1,785,528)		1,785,528

TOTAL INVESTMENTS - 100.0% (Cost $606,745,374)		686,911,393
Other Assets in Excess of Liabilities - 0.0% (c)		181,101
TOTAL NET ASSETS - 100.0%		$687,092,494
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Multi-Factor U.S. Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$685,125,865	$–	$–	$685,125,865
Money Market Funds	1,785,528	–	–	1,785,528
Total Investments	$686,911,393	$–	$–	$686,911,393

Refer to the Schedule of Investments for further disaggregation of investment categories.